SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Advance from customers		$ 59,111	$ 9,493
Accrued payroll and employee benefits		99,342	105,801
Accrued interest expenses		20,795
Other tax payables (i)	[1]		325,719
Others (ii)	[2]	131,159	62,442
Accrued expenses and other current liabilities		$ 310,407	$ 503,455

[1]	Other tax payables are mainly value added tax payable.
[2]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.